Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements of the Company, which are referred to herein as the “Consolidated Financial Statements,” have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Company’s financial statements as of June 30, 2024 and 2023 and for the three fiscal years ended June 30, 2024 are presented on a consolidated basis.
The consolidated statements of operations are referred to herein as the “Statements of Operations.” The consolidated balance sheets are referred to herein as the “Balance Sheets.” The consolidated statements of cash flows are referred to herein as the “Statements of Cash Flows.”
The Company maintains a 52-53 week fiscal year ending on the Sunday closest to June 30 in each year. Fiscal 2024, fiscal 2023 and fiscal 2022 included 52, 52 and 53 weeks, respectively. All references to the fiscal years ended June 30, 2024, 2023 and 2022 relate to the fiscal years ended June 30, 2024, July 2, 2023 and July 3, 2022, respectively. For convenience purposes, the Company continues to date its consolidated financial statements as of June 30.
Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current fiscal year presentation.

Principles of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the accounts of all majority-owned and controlled subsidiaries. All significant intercompany accounts and transactions with the exception of those pertaining to Foxtel that are expected to continue after the sale have been eliminated in consolidation, including the intercompany portion of transactions with equity method investees.
In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities (“VIEs”) as defined by ASC 810-10, Consolidation (“ASC 810-10”), and whether the Company is the primary beneficiary. In determining whether the Company is the primary beneficiary of a VIE, it assesses whether it has the power to direct matters that most significantly impact the activities of the VIE and has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company would consolidate any investments in which it was determined to be the primary beneficiary of a VIE.
Changes in the Company’s ownership interest in a consolidated subsidiary where a controlling financial interest is retained are accounted for as capital transactions. When the Company ceases to have a controlling interest in a consolidated subsidiary the Company will recognize a gain or loss in the Statements of Operations upon deconsolidation.
Use of Estimates
Use of Estimates
The preparation of the Company’s Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts that are reported in the Consolidated Financial Statements and accompanying disclosures. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and other investments that are readily convertible into cash with original maturities of three months or less. The Company’s cash and cash equivalents balance as of June 30, 2024 and 2023 also includes $136 million and $173 million, respectively, which is not readily accessible by the Company as it is held by REA Group Limited (“REA Group”), a majority owned but separately listed public company. REA Group must declare a dividend in order for the Company to have access to its share of REA Group’s cash balance. The Company classifies cash as restricted when the cash is unavailable for use in its general operations. The Company had no restricted cash as of June 30, 2024 and 2023.

Concentration of Credit Risk
Concentration of Credit Risk
Cash and cash equivalents are maintained with multiple financial institutions. The Company has deposits held with banks that exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions of reputable credit and, therefore, bear minimal credit risk.

Receivables, Net
Receivables, Net
Receivables are presented net of allowances. Allowance for doubtful accounts is calculated by pooling receivables with similar credit risks such as the level of delinquency, types of products or services and geographical locations and reflects the Company’s expected credit losses based on historical experience as well as current and expected economic conditions.

Inventory, Net
Inventory, Net
Inventory primarily consists of books and newsprint. Inventory for books and newsprint are valued at the lower of cost or net realizable value. Cost for inventory is determined by the weighted average cost method. The Company records a reserve for excess and obsolete inventory based upon a calculation using the historical usage rates, sales patterns of its products and specifically identified obsolete inventory.

Investments
Investments
Investments in and advances to equity investments or joint ventures in which the Company has significant influence, but is not the primary beneficiary, and has less than a controlling voting interest, are accounted for using the equity method. Significant influence is generally presumed to exist when the Company owns an interest between 20% and 50% or when the Company has the ability to exercise significant influence. Under the equity method of accounting, the Company includes its investments and amounts due to and from such investments in its Balance Sheets. The Company’s Statements of Operations include the Company’s share of the investees’ earnings (losses) and the Company’s Statements of Cash Flows include all cash received from or paid to the investee.
The difference between the Company’s investment and its share of the fair value of the underlying net tangible assets of the investee upon acquisition is first allocated to either finite-lived intangibles, indefinite-lived intangibles or other assets and liabilities and the balance is attributed to goodwill. The Company follows ASC 350, Intangibles—Goodwill and Other which requires that equity method finite-lived intangibles be amortized over their estimated useful life. Such amortization is reflected in Equity (losses) earnings of affiliates in the Statements of Operations. Indefinite-lived intangibles and goodwill are not amortized.
Investments in which the Company is presumed not to have significant influence (generally less than a 20% ownership interest) or does not have the ability to exercise significant influence are accounted for in accordance with ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”). Gains and losses on equity securities with readily determinable fair market values are recorded in Other, net in the Statement of Operations based on the closing price at the end of each reporting period. Equity securities without readily determinable fair market values are valued at cost, less any impairment, plus or minus changes in fair value resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.
Equity method investments and investments in equity and other securities for which the measurement alternative has been selected are regularly reviewed to determine whether a significant event or change in circumstances has occurred that may impact the fair value of each investment. If the fair value of the investment has dropped below the carrying amount, management considers several factors when determining whether an other-than-temporary decline in market value has occurred, including the length of time and extent to which the market value has been below cost, the financial condition and near-term prospects of the issuer, the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value and other factors influencing the fair market value, such as general market conditions. See Note 7—Investments.

Financial Instruments and Derivatives
Financial Instruments and Derivatives
The carrying value of the Company’s financial instruments, including cash and cash equivalents, approximate fair value. The fair value of financial instruments is generally determined by reference to market values resulting from trading on a national securities exchange, trading in an over-the-counter market which are considered to be Level 2 measurements or unobservable inputs that require the Company to use its own best estimates about market participant assumptions which are considered to be Level 3 measurements. See Note 12—Financial Instruments and Fair Value Measurements.
ASC 815, Derivatives and Hedging (“ASC 815”) requires derivative instruments to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in the Statements of Operations unless specific hedge accounting criteria are met.
For derivatives that will be accounted for as hedging instruments, the Company formally designates and documents, at inception, the financial instrument as a hedge of a specific underlying exposure, the risk management objective, the strategy for undertaking the hedge transaction and the effectiveness of the hedge. On an ongoing basis, the Company assesses whether the financial instruments used in hedging transactions continue to be highly effective.
The Company determines the fair values of its derivatives using standard valuation models. The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of the Company’s exposure to the financial risks. The amounts exchanged are calculated by reference to the notional amounts and by other terms of the derivatives, such as interest rates. The Company does not view the fair values of its derivatives in isolation, but rather in relation to the fair values or cash flows of the underlying hedged transactions or other exposures. All of the Company’s derivatives are over-the-counter instruments with liquid markets. As the Company does not intend to settle any derivatives at their net positions, derivative instruments are presented gross in the Balance Sheets and do not reflect the impact of master netting agreements which allow the Company to net settle positive and negative positions with the same counterparty, if applicable. See Note 12—Financial Instruments and Fair Value Measurements.
The Company monitors its positions with, and the credit quality of, the financial institutions which are counterparties to its financial instruments. The Company is exposed to credit loss in the event of nonperformance by the counterparties to the agreements. As of June 30, 2024, the Company did not anticipate nonperformance by any of the counterparties.
Cash Flow Hedges
Cash flow hedges are used to mitigate the Company’s exposure to variability in cash flows that is attributable to particular risk associated with a highly probable forecasted transaction or a recognized asset or liability which could affect income or expenses. The gain or loss on the hedging instrument is recognized directly in Accumulated other comprehensive loss. Amounts recorded in Accumulated other comprehensive loss are recognized in the Statements of Operations when the hedged forecasted transaction impacts income or if the forecasted transaction is no longer expected to occur.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over an estimated useful life which ranges from 2 to 50 years. Leasehold improvements are amortized using the straight-line method over the shorter of their useful lives or the life of the lease. Costs associated with the repair and maintenance of property, plant and equipment are expensed as incurred. Changes in circumstances, such as technological advances or changes to the Company’s business model or capital strategy, could result in the actual useful lives differing from the Company’s estimates. In those cases where the Company determines that the useful life of buildings and equipment should be changed, the Company would depreciate the asset over its revised remaining useful life, thereby increasing or decreasing depreciation expense. Refer to Note 8—Property, Plant and Equipment for further detail.
ASC 360, Property, Plant, and Equipment and ASC 350 require the Company to periodically review the carrying amounts of its long-lived assets, including property, plant and equipment and finite-lived intangible assets, to determine whether current events or circumstances indicate that such carrying amounts may not be recoverable. If the carrying amount of the asset is greater than the expected undiscounted cash flows to be generated by such asset, an impairment adjustment is recognized if the carrying value of such asset exceeds its fair value. The Company generally measures fair value by considering sale prices for similar assets or by discounting estimated future cash flows using an appropriate discount rate. Considerable management judgment is necessary to estimate the fair value of assets; accordingly, actual results could vary significantly from such estimates. Assets to be disposed of are carried at the lower of their financial statement carrying amount or fair value, less their costs to sell.

Capitalized Software
Capitalized Software
In accordance with ASC 350-40, Internal-use Software, the Company capitalizes certain costs incurred in connection with developing or obtaining internal-use software. Costs incurred in the preliminary project stage are expensed. All direct costs incurred to develop internal-use software during the development stage are capitalized and amortized using the straight-line method over the estimated useful life, generally ranging from 2 to 15 years. Costs such as maintenance and training are expensed as incurred. Research and development costs are also expensed as incurred.
In accordance with ASC 350-24, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, the Company evaluates upfront costs, including implementation, set-up or other costs (collectively, “implementation costs”), for hosting arrangements under the internal-use software framework. Costs related to preliminary project activities and post implementation activities are expensed as incurred, whereas costs incurred in the development stage are generally capitalized as prepaid assets within Other Current Assets in the Balance Sheet. Capitalized implementation costs are amortized on a straight-line basis over the expected term of the hosting arrangement, which includes consideration of the non-cancellable contractual term and reasonably certain renewals. Amortization of capitalized implementation costs is included in the same line item in the Statements of Operations as the expense for fees for the associated hosting arrangement. Refer to Note 8—Property, Plant and Equipment for further detail.
Leases
Leases
Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. The Company’s operating leases primarily consist of real estate, including office space, warehouse space and printing facilities.
For operating leases, minimum lease payments, including minimum scheduled rent increases, are recognized as rent expense on a straight-line basis over the applicable lease terms. For finance leases, lease expense consists of the depreciation of the right-of-use asset, as well as interest expense recognized on the lease liability based on the effective interest method using the rate implicit in the lease or the Company's incremental borrowing rate. A lease's term begins on the date that the Company obtains possession of the leased premises and goes through the expected lease termination date. See Note 11—Leases.

Royalty Advances to Authors
Royalty Advances to Authors
Royalty advances are initially capitalized and subsequently expensed as related revenues are earned or when the Company determines future recovery is not probable. The Company has a long history of providing authors with royalty advances, and it tracks each advance earned with respect to the sale of the related publication. Historically, the longer the unearned portion of the advance remains outstanding, the less likely it is that the Company will recover the advance through the sale of the publication. The Company applies this historical experience to its existing outstanding royalty advances to estimate the likelihood of recovery and a provision is established to write-off the unearned advance, usually between 12 and 24 months after initial publication of the first format. Additionally, the Company reviews its portfolio of royalty advances for unpublished titles to determine if individual royalty advances are not recoverable for discrete reasons, such as the death of an author prior to completion of a title or titles, a Company decision to not publish a title, poor market demand or other relevant factors that could impact recoverability. Based on this information, the portion of any advance that the Company believes is not recoverable is expensed.

Business Combinations
Business Combinations
The purchase price of each acquisition is attributed to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, with certain exceptions in accordance with GAAP. Determining the fair value of assets acquired and liabilities assumed involves the use of significant judgments, including judgments about appropriate discount rates, attrition rates, royalty rates and future cash flows. The excess purchase price over the fair value of net tangible and identifiable intangible assets acquired is recorded as goodwill and is assigned to the reporting unit that is expected to benefit from the business combination as of the acquisition date. Refer to Note 5—Acquisitions, Disposals and Other Transactions for further detail.
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The Company has goodwill and intangible assets, including trademarks and tradenames, newspaper mastheads, publishing imprints, radio broadcast licenses, publishing rights and customer relationships. Goodwill is recorded as the difference between the cost of acquiring entities or businesses and amounts assigned to their tangible and identifiable intangible net assets. In accordance with ASC 350, the Company’s goodwill and indefinite-lived intangible assets are tested annually during the fourth quarter for impairment or earlier if events occur or circumstances change that would more likely than not reduce the fair values below their carrying amounts. Intangible assets with finite lives are amortized over their estimated useful lives. Refer to the Property, Plant and Equipment section above for discussion of impairment considerations for finite-lived intangible assets.
Goodwill is reviewed for impairment at a reporting unit level. Reporting units are determined based on an evaluation of the Company’s operating segments and the components making up those operating segments. For purposes of its goodwill impairment review, the Company has identified REA Group, Move, Inc. (“Move”), Australian News Channel (“ANC”), Dow Jones, HarperCollins, the Australian newspapers, the U.K. newspapers, Talk in the U.K., the New York Post, Storyful Limited (“Storyful”) and Wireless Group plc (“Wireless Group”) as its reporting units.
The Company also performs impairment reviews on its indefinite-lived intangible assets, including trademarks and tradenames, newspaper mastheads, publishing imprints and radio broadcast licenses. Certain of the Company’s newspaper mastheads and book publishing imprints are reviewed on an aggregated basis in accordance with ASC 350. Trademarks and tradenames and radio broadcast licenses are reviewed individually.
In accordance with ASC 350, in assessing goodwill or indefinite-lived intangible assets for impairment, the Company has the option to first perform a qualitative assessment to determine whether events or circumstances exist that lead to a determination that it is more likely than not that the fair value of a reporting unit or an indefinite-lived intangible asset is less than its carrying amount. If the Company determines that it is not more likely than not that the fair value is less than its carrying amount, the Company is not required to perform any additional tests for impairment. However, if the Company concludes otherwise or elects not to perform the qualitative assessment, then it is required to perform a quantitative analysis. For reporting units, the calculated fair value of the reporting unit is compared with its carrying amount, including goodwill, and for indefinite-lived intangible assets, the calculated fair value is compared to its carrying value. If through a quantitative analysis the Company determines the fair value of a reporting unit or indefinite-lived intangible asset exceeds its carrying amount, the reporting unit’s goodwill or the indefinite-lived intangible asset, as applicable, is considered not to be impaired. If the Company concludes that the fair value of the reporting unit or the indefinite-lived intangible asset is less than its carrying value, an impairment will be recognized for the amount by which the carrying amount exceeds its fair value.
The methods used to estimate the fair value measurements of the Company’s reporting units and indefinite-lived intangible assets include those based on the income approach (including the discounted cash flow and relief-from-royalty methods) and those based on the market approach (primarily the guideline public company method). The resulting fair value measurements of the assets are considered to be Level 3 measurements. Determining fair value requires the exercise of significant judgments, including judgments about appropriate discount rates, long-term growth rates, relevant comparable company earnings multiples and the amount and timing of expected future cash flows. The cash flows employed in the analyses are based on the Company’s estimated outlook and various growth rates are assumed for years beyond the long-term business plan period. Discount rate assumptions are based on an assessment of the risk inherent in the future cash flows of the respective reporting units. In assessing the reasonableness of its determined fair values, the Company evaluates its results against other value indicators, such as comparable public company trading values.
When a business within a reporting unit is disposed of, goodwill is allocated to the disposed business using the relative fair value method. See Note 9—Goodwill and Other Intangible Assets.

Borrowings
Borrowings
Loans and borrowings are initially recognized at the fair value of the consideration received. Transaction costs are recorded within current borrowings (current portion) and non-current borrowings (long-term portion) in the Consolidated Balance Sheets. They are subsequently recognized at amortized cost using the effective interest method. Debt may be considered extinguished when it has been modified and the terms of the new debt instruments and old debt instruments are substantially different, as that term is defined in the debt modification guidance in ASC 470-50, Debt—Modifications and Extinguishments (“ASC 470-50”). The Company classifies the current portion of long term debt as non-current liabilities on the Balance Sheets when it has the intent and ability to refinance the obligation on a long-term basis, in accordance with ASC 470, Debt. See Note 10—Borrowings.

Retirement Benefit Obligations
Retirement Benefit Obligations
The Company provides defined benefit pension, postretirement healthcare and defined contribution benefits to the Company’s eligible employees and retirees. The Company accounts for its defined benefit pension, postretirement healthcare and defined contribution plans in accordance with ASC 715, Compensation—Retirement Benefits (“ASC 715”). The expense recognized by the Company is determined using certain assumptions, including the discount rate, expected long-term rate of return of pension assets and mortality rates, among others. The Company recognizes the funded status of its defined benefit plans (other than multiemployer plans) as either an asset or liability in the Balance Sheets and recognizes changes in the funded status in the year in which the changes occur through Accumulated other comprehensive loss in the Balance Sheets. The service cost component of net periodic benefit costs is recognized in Selling, general and administrative expenses while the non-service cost components of net periodic benefit costs are recognized in Other, net in the Statements of Operations. See Note 18—Retirement Benefit Obligations.

Fair Value Measurements
Fair Value Measurements
The Company has various financial instruments that are measured at fair value on a recurring basis, including certain marketable securities and derivatives. The Company also applies the provisions of fair value measurement to various non-recurring measurements for the Company’s non-financial assets and liabilities. With the exception of investments measured using the net asset value per share practical expedient in accordance with ASC 820, Fair Value Measurements (“ASC 820”), or ASC 825-10 described above, the Company measures assets and liabilities in accordance with ASC 820, using inputs from the following three levels of the fair value hierarchy: (i) inputs that are quoted prices in active markets for identical assets or liabilities (“Level 1”); (ii) inputs other than quoted prices included within Level 1 that are observable, including quoted prices for similar assets or liabilities (“Level 2”); and (iii) unobservable inputs that require the entity to use its own best estimates about market participant assumptions (“Level 3”). See Note 12—Financial Instruments and Fair Value Measurements.
The Company’s assets measured at fair value on a nonrecurring basis include investments, long-lived assets, indefinite-lived intangible assets and goodwill. The Company reviews the carrying amounts of such assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable or at least annually during the fourth quarter for indefinite-lived intangible assets and goodwill. Any resulting asset impairment would require that the asset be recorded at its fair value. The resulting fair value measurements of the assets are considered to be Level 3 measurements.

Treasury Stock
Treasury Stock
The Company accounts for treasury stock using the cost method. Upon the retirement of treasury stock, the Company allocates the value of treasury shares between common stock, additional paid-in capital and accumulated deficit. All shares repurchased to date under the current stock repurchase program have been retired. See Note 13—Stockholders' Equity.

Revenue Recognition
Revenue Recognition
Circulation and Subscription Revenues
Circulation and subscription revenues include subscription and single-copy sales of digital and print news products and information services subscription revenues. Circulation revenues are based on the number of copies of the printed news products (through home-delivery subscriptions and single-copy sales) and/or digital subscriptions sold, and the associated rates charged to the customers. Single-copy revenue is recognized at a point in time on the date the news products are sold to distribution outlets, net of provisions for related returns.
Revenues from home delivery and digital subscriptions are recognized over the subscription term as the news products and/or digital subscriptions are delivered. Information services subscription revenues are recognized over time as the subscriptions are delivered. Payments from subscribers are generally due at the beginning of the month and are recorded as deferred revenue. Such amounts are recognized as revenue as the associated subscription is delivered.
Advertising Revenues
Revenue from print advertising is recognized at the point in time the print advertisement is published. Broadcast advertising revenue is recognized at the point in time that the broadcast advertisement is aired. For impressions-based digital advertising, revenues are recognized as impressions are delivered over the term of the arrangement, while revenue from non-impressions-based digital advertising is recognized at the point in time that the advertisements are displayed. Such amounts are recognized net of agency commissions and provisions for estimated sales incentives, including rebates, rate adjustments or discounts.
The Company enters into transactions that involve the exchange of advertising, in part, for other products and services, which are recorded at the estimated fair value of the product or service received. If the fair value of the product or service received cannot be reliably determined, the value is measured indirectly by reference to the standalone selling price of the advertising provided by the Company. Revenue from nonmonetary transactions is recognized when services are performed, and expenses are recognized when products are received or services are incurred.
Billings to clients and payments received in advance of performance of services or delivery of products are recorded as deferred revenue until the services are performed or the product is delivered. Payment for advertising services is typically due shortly after the Company has satisfied its performance obligation to print, broadcast or place the advertising specified in the contract. For advertising campaigns that extend beyond one month, the Company generally invoices the advertiser in arrears based on the number of advertisements that were printed, broadcast or placed, or impressions delivered during the month.
Consumer Revenues
Revenue from the sale of physical books and e-books or downloadable and streaming audiobooks (“digital formats”) is recognized at the point in time of physical receipt by the customer or electronic delivery. Such amounts are recorded net of provisions for returns and payments to customers. If the Company prohibits its customer from selling a physical book until a future date, it recognizes revenue when that restriction lapses.
Revenue is recognized net of any amounts billed to customers for taxes remitted to government authorities. Payments for the sale of physical books and digital formats are generally collected within one to three months of sale or delivery and are based on the number of physical books or digital formats sold.
Real Estate Revenues
Real estate revenues are derived from the sale of digital real estate listing and lead generation products, as well as services to agents, brokers and developers. Revenue is typically recognized over the contractual period during which the services are provided. Payments are generally due monthly over the subscription term.
The Company also provides certain leads to agents and brokers at no upfront cost with the Company receiving a portion of the agent sales commission at the time a home transaction is closed. As the amount of revenues is based on several factors outside of the Company’s control including home prices, revenue is recognized when a real estate transaction is closed.
Other Revenues
Other revenues are recognized when the related services are performed or the product has been delivered.
Contracts with Multiple Performance Obligations
The Company has certain revenue contracts which contain multiple performance obligations such as print and digital advertising bundles, and digital and print newspaper subscription bundles. Revenues derived from sales contracts that contain multiple products and services are allocated based on the relative standalone selling price of each performance obligation to be delivered. Standalone selling price is typically determined based on prices charged to customers for the same or similar goods or services on a standalone basis. If observable standalone prices are not available, the Company estimates standalone selling price by maximizing the use of observable inputs to most accurately reflect the price of each individual performance obligation. Revenue is recognized as each performance obligation included in the contract is satisfied.
Identification of a Customer and Gross versus Net Revenue Recognition
In the normal course of business, the Company acts as or uses an intermediary or agent in executing transactions with third parties. When the intermediary or agent is determined to be the Company’s customer, the Company records revenue based on the amount it expects to receive from the agent or intermediary.
In other circumstances, the determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. If the Company is acting as a principal in a transaction, the Company reports revenue on a gross basis. If the Company is acting as an agent in a transaction, the Company reports revenue on a net basis. The determination of whether the Company is acting as a principal or an agent in a transaction involves judgment and is based on an evaluation of the terms of the arrangement. The Company serves as the principal in transactions in which it controls the goods or services prior to being transferred to the ultimate customer.
Sales Returns
Certain of the Company’s products, such as books and newspapers, are sold with the right of return. The Company records the estimated impact of such returns as a reduction of revenue. To estimate product sales that will be returned and the related products that are expected to be placed back into inventory, the Company analyzes historical returns, current economic trends, changes in customer demand and acceptance of the Company’s products. Based on this information, the Company reserves a percentage of each dollar of product sales that provide the customer with the right of return.

Advertising Expenses	Advertising Expenses The Company expenses advertising costs as incurred in accordance with ASC 720-35, Other Expenses—Advertising Cost.
Shipping and Handling	Shipping and Handling Costs incurred for shipping and handling are reflected in Operating expenses in the Statements of Operations.
Translation of Foreign Currencies
Translation of Foreign Currencies
The financial results and position of foreign subsidiaries and affiliates are translated into U.S. dollars using the current rate method, whereby operating results are converted at the average rate of exchange for the period and assets and liabilities are converted at the closing rates on the period end date. The resulting translation adjustments are accumulated as a component of Accumulated other comprehensive loss. Gains and losses from foreign currency transactions are generally included in income for the period.

Income Taxes
Income Taxes
The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Valuation allowances are established where management determines that it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company recognizes interest and penalty charges related to unrecognized tax benefits as income tax expense. See Note 20—Income Taxes.

Equity-Based Compensation
Equity-Based Compensation
Equity-based awards are accounted for in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires that the cost resulting from all share-based payment transactions be recognized in the Consolidated Financial Statements. ASC 718 establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all companies to apply a fair-value-based measurement method in accounting for generally all share-based payment transactions with employees. See Note 14—Equity-Based Compensation.

Earnings (Loss) per Share
Earnings (Loss) per Share
Basic earnings (loss) per share for Class A Common Stock and Class B Common Stock is calculated by dividing Net income (loss) attributable to News Corporation stockholders by the weighted average number of shares of Class A Common Stock and Class B Common Stock outstanding during the period. Diluted earnings (loss) per share for Class A Common Stock and Class B Common Stock is calculated similarly, except that the calculation includes the dilutive effect of the assumed issuance of shares issuable under the Company’s equity-based compensation plans. See Note 15—Earnings (Loss) Per Share.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 expand public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of other segment items and expanded interim disclosures that align with those required annually, among other provisions. ASU 2023-07 requires the amendments to be applied retrospectively and is effective for the Company for annual reporting periods beginning on July 1, 2024 and interim reporting periods beginning on July 1, 2025, with early adoption permitted. The Company is currently evaluating the impact ASU 2023-07 will have on its consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments in ASU 2023-09 require a disaggregated approach to disclosure of material categories in effective tax rate reconciliations as well as disclosure of income taxes paid by specific domestic and foreign jurisdictions. Additionally, the amendments eliminate certain disclosures currently required under Topic 740. ASU 2023-09 is effective for the Company for annual reporting periods beginning on July 1, 2025, with early adoption permitted. The Company is currently evaluating the impact ASU 2023-09 will have on its consolidated financial statements.